Leases (Tables)	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet To Leases

Supplemental balance sheet information related to leases was as follows:

	September 30,	As of March 31,
	2024	2025	2025
	RMB	RMB	US$
Operating lease:
Operating lease right-of-use assets	811,819	659,985	90,948

Current operating lease obligation	350,366	370,559	51,064
Noncurrent operating lease obligation	461,453	289,426	39,884
Total operating lease obligation	811,819	659,985	90,948

Schedule of Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

As of March 31,	RMB	US$
2026	391,897	54,005
2027	293,923	40,504
Total	685,820	94,509
Less imputed interest	(25,835)	(3,560)
Present value of operating lease liabilities	659,985	90,948
Less current portion of lease obligation	(370,559)	(51,064)
	289,426	39,884

Schedule of Operating Lease	Other supplemental information about the Company’s operating lease as of:
March 31, 2025
Weighted average discount rate	4.75%
Weighted average remaining lease term (years)	1.75